REVENUE FROM CONTRACTS WITH CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2021
REVENUE FROM CONTRACTS WITH CUSTOMERS.
Summary of disaggregation of the Group's revenue from contracts with customers by type and timing of revenue recognition

For the year ended December 31, 2021

	At a point in		Total
	time	Over time	revenue
Listing revenue	—	3,699	3,699
Lead generation revenue	1,332	—	1,332
Display advertising revenue	—	601	601
Other revenue	353	48	401
Total revenue	1,685	4,348	6,033

For the year ended December 31, 2020

	At a point in		Total
	time	Over time	revenue
Listing revenue	—	2,383	2,383
Lead generation revenue	994	—	994
Display advertising revenue	—	456	456
Other revenue	101	38	139
Total revenue	1,095	2,877	3,972

For the year ended December 31, 2019

	At a point in		Total
	time	Over time	revenue
Listing revenue	—	2,481	2,481
Lead generation revenue	623	—	623
Display advertising revenue	—	452	452
Other revenue	30	21	51
Total revenue	653	2,954	3,607

Summary of trade receivables and contract liabilities from contracts with customers

	December 31,	December 31,
	2021	2020
Trade receivables (Note 14)	225	145
Contract liabilities (including 37 of loyalty points (2020: 27))	(425)	(332)